GENERAL, ADMINISTRATIVE, BUSINESS AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
GENERAL, ADMINISTRATIVE, BUSINESS AND DEVELOPMENT EXPENSES
Schedule of general, administrative business and development expenses

	Year Ended December 31,
	2025	2024	2023

	U.S. dollars in thousands
Payroll and related expenses	2,054	1,838	2,218
Share-based payments	226	427	884
Professional services	3,129	1,696	2,260
Office-related expenses	634	536	484
Other	129	390	172
	6,172	4,887	6,018